UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2008 – December 31, 2008

Item 1. Schedule of Investments.

GRISANTI BROWN VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 84.7%

Capital Goods - 6.6%
19,500	Boeing Co.	$832,065
24,900	Foster Wheeler, Ltd. (a)	582,162

		1,414,227

Consumer Discretionary - 8.1%
17,100	Sherwin-Williams Co.	1,021,725
20,800	Target Corp.	718,224

		1,739,949

Consumer Staples - 16.9%
69,025	Comcast Corp., Class A	1,165,142
15,300	Energizer Holdings, Inc. (a)	828,342
85,650	Time Warner, Inc.	861,639
31,700	Walgreen Co.	782,039

		3,637,162

Energy - 2.9%
42,550	Williams Cos., Inc.	616,124

Financial Services - 20.4%
57,400	Annaly Capital Management, Inc.	910,938
16,600	Axis Capital Holdings, Ltd.	483,392
77,000	Charles Schwab Corp.	1,245,090
16,600	Chubb Corp.	846,600
5,330	Goldman Sachs Group, Inc.	449,799
8,500	Northern Trust Corp.	443,190

		4,379,009

Healthcare - 9.6%
62,800	Pfizer, Inc.	1,112,188
22,800	WellPoint, Inc. (a)	960,564

		2,072,752

Technology - 17.1%
47,800	Cisco Systems, Inc. (a)	779,140
34,300	Fiserv, Inc. (a)	1,247,491
23,600	Hewlett-Packard Co.	856,444
40,750	Microsoft Corp.	792,180

		3,675,255

Transportation - 3.1%
10,400	FedEx Corp.	667,160

Total Common Stock (Cost $23,026,956)		$18,201,638

Total Investments - 84.7%
(Cost $23,026,956)*		$18,201,638
Other Assets and Liabilities, Net - 15.3%		3,300,209

Total Net Assets - 100.0%		$21,501,847

(a)	Non-income producing security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$656,915
Gross Unrealized Depreciation	(5,482,233)

Net Unrealized Appreciation (Depreciation)	$(4,825,318)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$18,201,638	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total Investments	$18,201,638	$—

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	2/06/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	2/06/09

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	2/06/09